Reconciliation of Basic and Diluted Net Loss per Ordinary Share (Details) - Schedule of basic and diluted net loss per share - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Redeemable Ordinary Shares [Member]
Numerators:
Allocation of net loss including carrying value to redemption value	$ (657,333)	$ (1,282,302)
Denominators:
Weighted-average shares outstanding	1,320,217	4,551,951
Basic and diluted net loss per share	$ (0.5)	$ (0.28)
Non-Redeemable Ordinary Shares [Member]
Numerators:
Allocation of net loss including carrying value to redemption value	$ (1,594,149)	$ (901,948)
Denominators:
Weighted-average shares outstanding	3,201,758	3,201,758
Basic and diluted net loss per share	$ (0.5)	$ (0.28)